EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Option Indexed to Issuers Equity [Line Items]
Balance - beginning of year	$ 75,489	$ 74,469	$ 72,226
Addition to statutory reserves	771	1,020	2,243
Balance - end of year	$ 76,260	$ 75,489	$ 74,469